Group balance sheet - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Non-current assets [abstract]
Property, plant and equipment	$ 96,444	$ 98,633
Goodwill	9,639	10,300
Intangible assets other than goodwill	8,081	8,197
Investments in joint ventures accounted for using equity method	13,106	13,400
Investments in associates accounted for using equity method	7,167	7,325
Other non-current financial assets	705	857
Non-Current, Fixed Assets	135,142	138,712
Non current loans and receivables	2,073	1,991
Trade and other non-current receivables	2,551	2,376
Non-current derivative financial assets	22,541	20,957
Non-current prepayments	625	608
Deferred tax assets	2,921	4,325
Non-current net defined benefit asset	7,488	7,771
Non-current assets	173,341	176,740
Current assets [abstract]
ifrs-full_CurrentLoansAndReceivables	462	457
Current inventories	31,003	22,499
Trade and other current receivables	35,004	26,014
Current derivative financial assets	7,852	5,180
Current prepayments	3,209	3,422
Current tax assets, current	740	1,153
Other current financial assets	57	158
Cash and cash equivalents	37,168	36,556
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	115,495	95,439
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	5,791	6,347
Current assets	121,286	101,786
Assets	294,627	278,526
Current liabilities [abstract]
Trade and other current payables	61,844	56,843
Current derivative financial liabilities	6,947	4,413
Accruals classified as current	5,330	5,572
Current lease liabilities	2,961	2,832
Current borrowings and current portion of non-current borrowings	5,888	3,356
Current tax liabilities, current	3,215	1,262
Current provisions	7,095	4,709
Current liabilities other than liabilities included in disposal groups classified as held for sale	93,280	78,987
Liabilities included in disposal groups classified as held for sale	2,084	1,594
Current liabilities	95,364	80,581
Non-current liabilities [abstract]
Trade and other non-current payables	6,843	7,975
Non-current derivative financial liabilities	22,274	19,667
Accruals classified as non-current	1,995	1,834
Non-current lease liabilities	11,395	11,739
Non-current portion of non-current borrowings	52,449	54,602
Deferred tax liabilities	7,826	7,642
Non-current provisions	15,928	15,670
Non-current net defined benefit liability	4,133	4,816
Non-current liabilities	122,843	123,945
Liabilities	218,207	204,526
Assets (liabilities)	76,420	74,000
Equity [abstract]
Equity attributable to owners of parent	58,428	53,052
Non-controlling interests	17,992	20,948
Equity	$ 76,420	$ 74,000